Pensions and Post Retirement Benefits - Pension and Post Retirement Expenses Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Employee benefits	$ 319.0	$ 276.9
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Defined benefit plan expense	17.3	27.7
Defined contribution pension plan expense	45.6	32.2
Employee benefits	73.2	67.9
Post retirement benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plan expense	$ 10.3	$ 8.0